Short-term loan and current portion of long-term debt - Short-term loans (Details) - CNY (¥) ¥ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Short-term Debt [Line Items]
Total	¥ 6,953,943	¥ 1,232,106
Unsecured Debt [Member]
Short-term Debt [Line Items]
Maturity Date	Within 12 months	Within 12 months
Unsecured bank loans	¥ 1,100,018	¥ 943,658
Unsecured Debt [Member] | Maximum [Member]
Short-term Debt [Line Items]
Interest Rate range	3.70%	3.70%
Unsecured Debt [Member] | Minimum [Member]
Short-term Debt [Line Items]
Interest Rate range	3.10%	3.60%
Unsecured Borrowing [Member]
Short-term Debt [Line Items]
Interest Rate range	3.79%	3.95%
Maturity Date	Within 12 months	Within 12 months
Unsecured borrowing	¥ 240,906	¥ 288,448
2027 Notes [Member]
Short-term Debt [Line Items]
Interest Rate range	1.25%
Maturity Date	Within 12 months
Notes Payable, Current	¥ 5,613,019